Cost Of Sales (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Cost Of Sales

	Year Ended December 31,
	2012	2011

Production and delivery	$93,748	$121,155
Depreciation and depletion	20,244	28,153
Write-down of carrying value of inventory	25,890	18,936
Write-down of carrying value of property, plant and equipment	15,245	16,605

Cost of sales during mine operations	155,127	184,849
Cost of sales during idled mine period (i)	52,958	—

	$208,085	$184,849

(i)	Cost of sales during idled mine period for the year ended December 31, 2012 includes $33.4 million (2011 - $nil) of depreciation expense. The depreciation expense relates to SouthGobi’s idled plant and equipment.